Debt Obligations (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt Obligations
The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of June 30, 2018 and December 31, 2017 (in thousands):

	Interest Rate	June 30, 2018	December 31, 2017
Revolving credit facility(1)	LIBOR + 1.40%	$46,568	$61,569
Term loans(2)	2.51% - 3.93%	1,205,000	1,140,000
Secured loan facility due 2026	3.55%	175,000	175,000
Secured loan facility due 2027	3.52%	195,000	195,000
Mortgages and other(3)	3.75% - 7.91%	226,415	246,217
Assumed market debt adjustments, net(4)		4,517	5,254
Deferred financing costs(5)		(14,028)	(16,042)
Total		$1,838,472	$1,806,998

(1)
The gross borrowings and payments under our revolving credit facility were $151.0 million and $166.0 million, respectively, during the six months endedJune 30, 2018. The revolving credit facility has a capacity of $500 million and matures in October 2021, with additional options to extend the maturity to October 2022.

(2)
We have six term loans with maturities ranging from 2019 to 2024. The $100 million term loan due in 2019 has options to extend the maturity to 2021. We will consider options for refinancing the loan or exercising the option upon maturity. As of June 30, 2018, the availability on our revolving credit facility exceeded the balance on the loan. The $175 million term loan due in 2020 has options to extend its maturity to 2021. We executed a $65 million delayed draw in January 2018 on one of our term loans entered into in October 2017.

(3)
Due to the non-recourse nature of our fixed-rate mortgages, the assets and liabilities of the properties securing such mortgages are neither available to pay the debts of the consolidated property-holding limited liability companies, nor do they constitute obligations of such consolidated limited liability companies as of June 30, 2018 and December 31, 2017.

(4)	Net of accumulated amortization of $4.2 million and $3.7 million as of June 30, 2018 and December 31, 2017, respectively.

(5)	Net of accumulated amortization of $7.0 million and $5.4 million as of June 30, 2018 and December 31, 2017, respectively.

The following is a summary of the outstanding principal balances and interest rates, which include the effect of derivative financial instruments, on our debt obligations as of December 31, 2017 and 2016 (in thousands):

	Interest Rate	2017	2016
Revolving credit facility(1)	2.89%	$61,569	$176,969
Term loans(2)(3)	2.46%-3.93%	1,140,000	655,000
Secured loan facility due 2026	3.55%	175,000	—
Secured loan facility due 2027	3.52%	195,000	—
Mortgages and notes payable	3.75%-7.91%	246,217	228,721
Assumed market debt adjustments, net(4)		5,254	4,490
Deferred financing costs(5)		(16,042)	(9,024)
Total		$1,806,998	$1,056,156

(1)
The gross borrowings under our revolving credit facility were $437.0 million, $590.8 million, and $297.8 million during the years ended December 31, 2017, 2016, and 2015, respectively. The gross payments on our revolving credit facility were $552.4 million, $554.8 million, and $448.5 million during the years ended December 31, 2017, 2016, and 2015, respectively. The revolving credit facility had a capacity of $500 million as of December 31, 2017 and 2016. In October 2017, the maturity date of the revolving credit facility was extended to October 2021, with additional options to extend the maturity to October 2022.

(2)
We have six term loans with maturities ranging from 2019 to 2024. The $100 million term loan maturing in February 2019 has options to extend the maturity to 2021. We will consider options for refinancing the loan or exercising the option upon maturity. As of December 31, 2017, the availability on our revolving credit facility exceeded the balance on the loan maturing in 2019. The term loan maturing in 2020 also has options to extend its maturity to 2021.

(3)
One of our term loans that matures in 2022 had an outstanding balance of $310.0 million at December 31, 2017, with a capacity of $375.0 million. In January 2018 an additional $65.0 million was drawn on this term loan.

(4)
Net of accumulated amortization of $3.7 million and $6.1 million as of December 31, 2017 and 2016, respectively. The decrease in accumulated amortization is a result of a reduction in market debt adjustments due to the extinguishment of higher-rate mortgage debt during the year ended December 31, 2017.

(5)	Net of accumulated amortization of $5.4 million and $3.9 million as of December 31, 2017 and 2016, respectively.

Schedule of Long-term Debt Instruments, Alternative
The allocation of total debt between fixed- and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing costs, as of June 30, 2018 and December 31, 2017, is summarized below (in thousands):

	June 30, 2018	December 31, 2017
As to interest rate:(1)
Fixed-rate debt	$1,588,415	$1,608,217
Variable-rate debt	259,568	209,569
Total	$1,847,983	$1,817,786
As to collateralization:
Unsecured debt	$1,252,258	$1,202,476
Secured debt	595,725	615,310
Total	$1,847,983	$1,817,786

(1)	Includes the effects of derivative financial instruments (see Notes 8 and 14).

The allocation of total debt between fixed- and variable-rate as well as between secured and unsecured, excluding market debt adjustments and deferred financing costs, as of December 31, 2017 and 2016, is summarized below (in thousands):

	2017	2016
As to interest rate:(1)
Fixed-rate debt	$1,608,217	$615,721
Variable-rate debt	209,569	444,969
Total	$1,817,786	$1,060,690
As to collateralization:
Unsecured debt	$1,202,476	$831,969
Secured debt	615,310	228,721
Total	$1,817,786	$1,060,690

(1)	Includes the effects of derivative financial instruments (see Notes 8 and 17).